Related party transactions	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Related party transactions	Related party transactions:
Related parties include shareholders with a significant ownership interest in the Corporation, including its subsidiaries and affiliates, and the Corporation’s equity accounted investees: Weichai Ballard JV and Synergy Ballard JVCo (note 14).
For the year ended December 31, 2022 and 2021, related party transactions and balances with the Corporation's 49% owned equity accounted investee, Weichai Ballard JV, were as follows:

Balances with related party - Weichai Ballard JV	2022	2021
Trade and other receivables	$13,320	$10,794
Investments	24,026	28,982
Deferred revenue	2,095	2,730

Transactions during the year with related party - Weichai Ballard JV	2022	2021
Revenues	$8,115	$35,239
30.    Related party transactions (cont'd):
For the year ended December 31, 2022 and 2021, related party transactions and balances with the Corporation's 10% owned equity accounted investee, Synergy Ballard JVCo, were as follows:

Balances with related party - Synergy Ballard JVCo	2022	2021
Trade and other receivables	$99	$99
Investments	—	—
Deferred revenue	—	16

Transactions during the year with related party - Synergy Ballard JVCo	2022	2021
Revenues	$54	$3,441
Corporation Directors and Executive Officers
The Corporation provides key management personnel, being board directors and executive officers, certain benefits, in addition to their salaries. Key management personnel also participate in the Corporation’s share-based compensation plans (note 21).
In addition to cash and equity compensation, the Corporation provides the executive officers with certain personal benefits, including car allowance, medical benefit program, long and short-term disability coverage, life insurance and an annual medical, financial planning allowance and relocation allowances and services as necessary.
The employment agreements for the executive officers are substantially the same with slight variations by individual. The maximum obligation that is required to be provided in the event of termination is notice of 12 months plus one month for every year of employment completed with the Corporation (to a maximum of 24 months), or payment in lieu of such notice, consisting of the salary, bonus and other benefits that would have been earned during such notice period. If there is a change of control, and if the executive officer’s employment is terminated, including a constructive dismissal, within 2 years following the date of a change of control, the executive officer is entitled to a payment equivalent to payment in lieu of a 24 month notice period. The minimum obligation that is required is limited to that required by employment standards legislation plus one day for every full month of employment since hire date, with no distinction made for a change of control situation.
Key management personnel compensation is comprised of:

	2022	2021
Salaries and employee benefits	$3,416	$3,767
Post-employment retirement benefits	61	74
Termination benefits	247	—
Share-based compensation (note 21)	1,793	2,411
	$5,517	$6,252